Note 7 - Shareholders' Equity - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - Employee Stock Option [Member] - € / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding - number (in shares)		1,427,438	917,188	1,095,850
Outstanding - Weighted average exercise price (in EUR per share)		€ 2.96	€ 2.79	€ 2.76
Granted - Weighted average exercise price (in EUR per share)		€ 2.39	€ 3.22
Granted - number (in shares)	260,000	260,000	575,000
Outstanding at the end of the period (in EUR per share)		€ 2.53	€ 2.96	€ 2.79
Exercisable at the end of the period (in shares)		897,188	774,938	724,688
Exercisable at the end of the period (in EUR per share)		€ 2.84	€ 2.87	€ 3.03
Exercised - Weighted average exercise price (in EUR per share)		€ 1.91		€ 2.13
Exercised - number (in shares)		(60,000)		(72,412)
Forfeited - Weighted average exercise price (in EUR per share)		€ 3.14	€ 3.30	€ 2.88
Forfeited - number (in shares)		(97,750)	(64,750)	(106,250)
Shares purchase options available for grant on at end of period (in shares)		250,428	243,428	232,428
Expired - number (in shares)
Expired - Weighted average exercise price (in EUR per share)
Outstanding at the end of the period (in shares)		1,529,688	1,427,438	917,188